UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 20.1%
Consumer Discretionary 1.8%
AutoNation, Inc.:
4.791% *, 4/15/2013 (b)	62,000	52,235
7.0%, 4/15/2014 (b)	65,000	56,550
Avis Budget Car Rental LLC, 7.625%, 5/15/2014 (b)	39,000	24,668
Caesars Entertainment, Inc., 8.125%, 5/15/2011 (b)	123,000	72,570
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	235,000	258,362
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	192,938
Comcast Corp., 6.4%, 5/15/2038	55,000	43,997
Dex Media, Inc., 8.0%, 11/15/2013	65,000	29,900
D.R. Horton, Inc., 5.375%, 6/15/2012 (b)	76,000	62,320

Expedia, Inc., 144A, 8.5%, 7/1/2016 (b)	135,000	121,500
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	75,000	67,500
Grupo Televisa SA, 6.0%, 5/15/2018	500,000	471,886
INVISTA, 144A, 9.25%, 5/1/2012	152,000	149,340
MGM Mirage, 8.5%, 9/15/2010	66,000	60,720
Pinnacle Entertainment, Inc., 8.25%, 3/15/2012 (b)	37,000	35,751
TCI Communications, Inc., 8.75%, 8/1/2015	511,000	542,690
Time Warner Cable, Inc.:
6.75%, 7/1/2018	445,000	415,599
7.3%, 7/1/2038	40,000	35,582
Time Warner, Inc., 7.7%, 5/1/2032	210,000	183,485
Valassis Communications, Inc., 8.25%, 3/1/2015	31,000	21,390
Viacom, Inc., 5.75%, 4/30/2011	458,000	444,942
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (b)	78,000	66,495

		3,410,420
Consumer Staples 1.5%
Constellation Brands, Inc., 8.375%, 12/15/2014 (b)	66,000	65,340
CVS Caremark Corp.:
6.25%, 6/1/2027	332,000	298,915
6.302%, 6/1/2037	1,050,000	838,431
Delhaize America, Inc., 9.0%, 4/15/2031	400,000	419,901
Kroger Co., 6.8%, 4/1/2011	505,000	519,989
Miller Brewing Co., 144A, 5.5%, 8/15/2013	680,000	670,840

		2,813,416
Energy 2.2%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017 (b)	68,000	58,140
Apache Corp., 6.9%, 9/15/2018	700,000	701,025
Chesapeake Energy Corp., 7.5%, 9/15/2013	79,000	76,432
Enbridge Energy Partners LP, 8.05%, 10/1/2037	61,000	51,730
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	680,000	640,759
8.375%, 8/1/2066	82,000	76,012
Frontier Oil Corp., 8.5%, 9/15/2016 (b)	33,000	31,763
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	437,081
Linn Energy LLC, 144A, 9.875%, 7/1/2018	89,000	77,430
Petro-Canada, 6.8%, 5/15/2038 (b)	545,000	431,764
Plains Exploration & Production Co., 7.625%, 6/1/2018	89,000	78,765
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (b)	121,000	110,715
SandRidge Energy, Inc.:
144A, 6.416% *, 4/1/2014	15,000	14,105
144A, 8.0%, 6/1/2018	7,000	6,020
144A, 8.625%, 4/1/2015 (PIK)	30,000	26,850
SESI LLC, 6.875%, 6/1/2014	34,000	29,580
Southern Union Co., 7.2%, 11/1/2066	190,000	139,538
TransCanada PipeLines Ltd.:
6.35%, 5/15/2067	684,000	541,100
6.5%, 8/15/2018	420,000	407,345
Transocean, Inc., 6.8%, 3/15/2038	280,000	256,901

		4,193,055
Financials 7.0%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	395,944
American International Group, Inc., 144A, 8.175%, 5/15/2058	170,000	27,233
ANZ National International Ltd., 144A, 6.2%, 7/19/2013	400,000	397,084
Banco Mercantil del Norte SA, 144A, 6.862%, 10/13/2021	362,000	319,256

Bank of America NA, 5.3%, 3/15/2017 (b)		535,000	444,424
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012		654,000	621,834
Banque Centrale de Tunisie, 8.25%, 9/19/2027		70,000	75,950
Berkshire Hathaway Finance Corp., 144A, 4.6%, 5/15/2013		1,025,000	1,007,839
Corp. Andina de Fomento, 6.875%, 3/15/2012		115,000	119,991
Discover Financial Services, 3.349% *, 6/11/2010		515,000	415,711
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012		340,000	309,016
144A, 7.0%, 10/15/2037		950,000	669,097
144A, 8.0%, 1/15/2011		330,000	337,605
ESI Tractebel Acquisition Corp., Series B, 7.99%, 12/30/2011		107,000	108,070
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048		385,000	296,937
FPL Group Capital, Inc.:
6.65%, 6/15/2067		360,000	286,038
Series D, 7.3%, 9/1/2067		20,000	17,615
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067		330,000	243,494
HBOS PLC, 144A, 6.75%, 5/21/2018		175,000	146,734
KeyCorp., Series H, 6.5%, 5/14/2013		190,000	136,774
Merrill Lynch & Co., Inc.:
6.875%, 4/25/2018		245,000	216,764
7.75%, 5/14/2038		455,000	382,418
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013		565,000	548,884
Morgan Stanley, Series F, 6.0%, 4/28/2015		655,000	445,549
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013		435,000	417,952
NLV Financial Corp., 144A, 6.5%, 3/15/2035		734,000	628,582
NYSE Euronext, 4.8%, 6/28/2013		455,000	433,169
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		150,000	124,500
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	2,896,264	106,945
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013		540,000	529,367
6.5%, 7/15/2018		335,000	316,779
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013		425,000	419,917
Sprint Capital Corp., 6.9%, 5/1/2019		192,000	148,800
Standard Chartered Bank, 144A, 6.4%, 9/26/2017		345,000	318,924
TNK-BP Finance SA, 144A, 7.5%, 3/13/2013		150,000	118,500
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010		245,000	237,687
Wells Fargo & Co., 5.25%, 10/23/2012 (b)		210,000	201,569
Wells Fargo Capital XV, 9.75%, 12/29/2049		805,000	780,850
Xstrata Finance Canada Ltd., 144A, 6.9%, 11/15/2037		585,000	497,283

			13,251,085
Health Care 0.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		70,000	60,900
Boston Scientific Corp., 5.45%, 6/15/2014		86,000	80,410
Medco Health Solutions, Inc., 6.125%, 3/15/2013		725,000	737,503

			878,813
Industrials 1.0%
Allied Waste North America, Inc., 7.875%, 4/15/2013		193,000	191,552
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019		196,587	178,894
Arizona Public Service Co., 5.625%, 5/15/2033		550,000	401,209
Iron Mountain, Inc., 8.625%, 4/1/2013 (b)		99,000	97,515
Kansas City Southern de Mexico SA de CV, 9.375%, 5/1/2012 (b)		460,000	469,200
Northwest Pipelines Corp., 5.95%, 4/15/2017		450,000	416,608
Overseas Shipholding Group, Inc., 7.5%, 2/15/2024		58,000	51,330

Toll Corp., 8.25%, 12/1/2011	83,000	79,680

		1,885,988
Information Technology 0.6%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	114,000	97,516
Tyco Electronics Group SA, 6.0%, 10/1/2012	695,000	684,950
Xerox Corp., 6.35%, 5/15/2018	415,000	379,352

		1,161,818
Materials 1.1%
Airgas, Inc., 144A, 7.125%, 10/1/2018	42,000	40,950
AK Steel Corp., 7.75%, 6/15/2012 (b)	63,000	60,480
ArcelorMittal, 144A, 5.375%, 6/1/2013	300,000	283,409
ArcelorMittal USA, 6.5%, 4/15/2014 (b)	315,000	319,914
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	385,000	366,760
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	221,000	217,685
Huntsman International LLC, 7.375%, 1/1/2015	99,000	83,160
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)	52,000	41,080
Nucor Corp., 6.4%, 12/1/2037	295,000	269,682
Pliant Corp., 11.85%, 6/15/2009 (PIK)	7	6
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	85,000	67,151
Steel Dynamics, Inc.:
7.375%, 11/1/2012	90,000	82,350
144A, 7.75%, 4/15/2016	156,000	138,840
The Mosaic Co., 144A, 7.375%, 12/1/2014	157,000	162,537

		2,134,004
Telecommunication Services 0.8%
Cincinnati Bell, Inc., 7.25%, 7/15/2013	58,000	52,200
Frontier Communications Corp., 9.0%, 8/15/2031	177,000	135,405
Qwest Corp.:
7.5%, 10/1/2014	265,000	229,225
7.625%, 6/15/2015	309,000	268,830
Telecom Italia Capital:
6.2%, 7/18/2011 (b)	175,000	175,051
7.721%, 6/4/2038	310,000	256,934
Verizon Communications, Inc.:
5.25%, 4/15/2013	105,000	101,203
6.9%, 4/15/2038	330,000	292,519
Windstream Corp., 8.125%, 8/1/2013 (b)	35,000	33,250

		1,544,617
Utilities 3.6%
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	398,000	401,980
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	260,000	206,395
CMS Energy Corp., 8.5%, 4/15/2011	35,000	35,812
Commonwealth Edison Co.:
5.8%, 3/15/2018	110,000	100,803
Series 98, 6.15%, 3/15/2012	550,000	549,538
6.95%, 7/15/2018	310,000	295,275
Constellation Energy Group, Inc., 7.6%, 4/1/2032	205,000	186,401
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	330,000	290,466
7.5%, 6/30/2066	935,000	798,518
Energy Future Competitive Holdings Corp., 7.48%, 1/1/2017	361,152	325,709
Integrys Energy Group, Inc., 6.11%, 12/1/2066	580,000	444,582
Intergen NV, 144A, 9.0%, 6/30/2017	75,000	75,000
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016	100,000	88,727
NRG Energy, Inc., 7.375%, 1/15/2017 (b)	305,000	277,550

Orion Power Holdings, Inc., 12.0%, 5/1/2010	90,000	87,300
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	315,000	288,373
PNM Resources, Inc., 9.25%, 5/15/2015	99,000	97,515
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	830,000	672,621
PSE&G Energy Holdings LLC, 8.5%, 6/15/2011	150,000	151,846
Regency Energy Partners LP, 8.375%, 12/15/2013	176,000	158,400
Reliant Energy, Inc., 6.75%, 12/15/2014	32,000	27,360
Union Electric Co., 6.7%, 2/1/2019 (b)	645,000	622,832
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	955,000	720,566

		6,903,569

Total Corporate Bonds (Cost $42,752,547)		38,176,785
Asset-Backed 0.9%
Automobile Receivables 0.3%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	500,000	473,627
Home Equity Loans 0.6%
Countrywide Asset-Backed Certificates, "2A3", Series 2005-12, 5.069%, 2/25/2036	811,619	773,429
First Franklin Mortgage Loan Asset-Backed Certificates, "A2A", Series 2007-FFC, 3.357% *, 6/25/2027	796,293	431,198

		1,204,627

Total Asset-Backed (Cost $2,038,281)		1,678,254
Mortgage-Backed Securities Pass-Throughs 16.8%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 10/1/2023 until 8/1/2024	726,892	726,522
5.518% *, 2/1/2038	963,326	936,921
6.5%, 3/1/2026	1,313,114	1,366,791
7.0%, 1/1/2038	445,271	464,567
Federal National Mortgage Association:
4.5%, 6/1/2034	973,713	920,729
5.0%, with various maturities from 2/1/2021 until 5/1/2034	2,760,565	2,712,995
5.166% *, 9/1/2038	885,000	876,823
5.457% *, 1/1/2038	1,087,306	1,091,756
5.5%, with various maturities from 1/1/2025 until 7/1/2037	14,550,983	14,492,542
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,335,413	1,362,121
6.5%, with various maturities from 3/1/2017 until 1/1/2038	6,644,329	6,823,649
8.0%, 9/1/2015	29,714	31,591

Total Mortgage-Backed Securities Pass-Throughs (Cost $31,614,519)		31,807,007
Commercial and Non-Agency Mortgage-Backed Securities 36.2%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.415% *, 1/25/2036	820,000	603,762
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,044,263	949,314
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,095,000	1,030,712
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	1,717,687	1,484,945
"2A1", Series 2006-4, 5.788% *, 10/25/2036	677,651	490,654
"3A1", Series 2007-5, 5.981% *, 8/25/2047	1,560,208	1,284,618
"22A1", Series 2007-4, 5.998% *, 6/25/2047	1,605,525	1,199,950
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.662% *, 6/11/2040	1,650,000	1,546,156
"AAB", Series 2007-PW16, 5.712% *, 6/11/2040	1,200,000	1,071,143
Chase Mortgage Finance Corp.:
"3A1", Series 2005-A1, 5.285% *, 12/25/2035	1,219,790	1,076,643
"3A1", Series 2007-A3, 5.987% *, 12/25/2037	873,019	811,722
Citicorp Mortgage Securities, Inc., "3A1", Series 2004-1, 4.75%, 1/25/2034	1,387,521	1,356,626

Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.523% *, 3/25/2036	998,183	862,470
"2A1A", Series 2007-AR8, 5.914% *, 7/25/2037	662,508	540,325
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	607,909	562,506
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD4, 5.322%, 12/11/2049	520,000	433,954
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	269,915	244,144
"A1", Series 2004-1T1, 5.0%, 2/25/2034	301,071	278,792
"A2", Series 2002-18, 5.25%, 2/25/2033	595,676	559,443
"A2", Series 2003-21T1, 5.25%, 12/25/2033	494,805	448,663
"A2", Series 2004-1T1, 5.5%, 2/25/2034	199,952	186,895
Countrywide Capital Cobalt, "AAB", Series 2006-C1, 5.223%, 8/15/2048	559,000	502,267
Countrywide Home Loans:
"A1", Series 2005-29, 5.75%, 12/25/2035	1,149,313	1,015,798
"A2", Series 2006-1, 6.0%, 3/25/2036	832,398	717,423
Credit Suisse Mortgage Capital Certificates, Inc.:
"3A1", Series 2006-9, 6.0%, 11/25/2036	1,278,482	1,101,892
"3A19", Series 2007-5, 6.0%, 8/25/2037	1,060,163	860,720
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	218,941	198,674
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	1,160,000	763,351
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	1,048,319	988,206
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2007-GG9, 5.381%, 3/10/2039	775,000	722,837
"AM", Series 2007-GG9, 5.475%, 3/10/2039	1,025,000	783,768
"AJ", Series 2007-GG9, 5.505%, 3/10/2039	108,000	70,599
"A4", Series 2007-GG11, 5.736%, 12/10/2049	700,000	594,119
GS Mortgage Securities Corp. II:
"A2", Series 2007-GG10, 5.778%, 8/10/2045	1,640,000	1,537,682
"AJ", Series 2007-GG10, 5.799% *, 8/10/2045	1,130,000	751,425
"A4", Series 2007-GG10, 5.799% *, 8/10/2045	600,000	512,248
"AAB", Series 2007-GG10, 5.799% *, 8/10/2045	1,620,000	1,449,243
"J", Series 2007-GG10, 144A, 5.799% *, 8/10/2045	1,096,000	327,697
"K", Series 2007-GG10, 144A, 5.799% *, 8/10/2045	767,000	187,506
GSR Mortgage Loan Trust:
"1A1", Series 2007-AR2, 5.779% *, 5/25/2047	1,140,109	846,929
"2A1", Series 2007-AR1, 5.997% *, 3/25/2047	1,983,654	1,593,705
Indymac Inda Mortgage Loan Trust, "1A2", Series 2007-AR1, 5.714% *, 3/25/2037	1,017,846	898,170
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.766% *, 1/25/2037	718,649	614,785
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% *, 2/12/2049	880,000	788,513
"A4", Series 2007-LD11, 5.819% *, 6/15/2049	805,000	688,791
"E", Series 2007-LD11, 5.819% *, 6/15/2049	590,000	286,825
"F", Series 2007-LD11, 5.819% *, 6/15/2049	650,000	291,958
"G", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	760,000	308,369
"H", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	460,000	150,838
"ASB", Series 2007-LD12, 5.833% *, 2/15/2051	1,175,000	1,054,529
"A4", Series 2007-LD12, 5.882% *, 2/15/2051	575,000	490,109
"AM", Series 2007-LD12, 6.062% *, 2/15/2051	800,000	633,886
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.755% *, 4/25/2036	1,420,000	1,019,281
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	790,085	724,657
"5A1", Series 2005-2, 6.5%, 12/25/2034	107,920	72,880
"8A1", Series 2004-3, 7.0%, 4/25/2034	21,793	19,526
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	511,460	469,105
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	105,000	94,658
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.829% *, 6/12/2050	590,000	527,346

Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048	1,000,000	873,454
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,600,000	1,492,285
"AM", Series 2007-HQ12, 5.632% *, 4/12/2049	600,000	462,898
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,105,000	978,520
"AJ", Series 2007-IQ15, 5.881% *, 6/11/2049	900,000	600,493
"F", Series 1998-HF1, 144A, 7.18%, 3/15/2030	46,295	46,184
New York Mortgage Trust, "2A3", Series 2006-1, 5.653% *, 5/25/2036	1,100,000	878,630
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	701,396	589,273
"CB", Series 2004-QS2, 5.75%, 2/25/2034	502,410	434,146
Residential Funding Mortgage Securities I, "2A2", Series 2007-SA1, 5.622% *, 2/25/2037	1,290,964	998,866
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.824% *, 2/20/2047	1,255,789	1,047,885
Structured Adjustable Rate Mortgage Loan Trust:
"1A4", Series 2005-22, 5.25%, 12/25/2035	1,160,000	768,776
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	546,142
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	553,691
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	3,918	3,926
SunTrust Adjustable Rate Mortgage Loan Trust, "3A1", Series 2007-4, 5.996% *, 10/25/2037	1,552,076	1,308,402
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	770,000	711,075
"A2", Series 2007-C31, 5.421%, 4/15/2047	1,080,000	1,000,786
"ABP", Series 2007-C32, 5.741% *, 6/15/2049	720,000	643,158
"AJ", Series 2007-C32, 5.741% *, 6/15/2049	1,125,000	742,600
"H", Series 2007-C32, 144A, 5.741% *, 6/15/2049	770,000	249,261
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.156% *, 10/20/2035	1,062,931	957,325
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR16, 5.101% *, 12/25/2035	825,000	691,809
"1A1", Series 2006-AR18, 5.343% *, 1/25/2037	1,114,521	883,044
"4A1", Series 2007-HY3, 5.348% *, 3/25/2037	1,537,736	1,288,975
"1A1", Series 2007-HY4, 5.542% *, 4/25/2037	1,336,408	992,197
"1A1", Series 2007-HY5, 5.51% *, 5/25/2037	1,044,181	718,169
"1A1", Series 2006-AR16, 5.609% *, 12/25/2036	1,055,601	753,479
"1A1", Series 2007-HY2, 5.612% *, 12/25/2036	1,377,827	1,078,776
"2A3", Series 2006-AR6, 5.95% *, 8/25/2036	1,055,000	771,006
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.35% *, 7/25/2035	757,109	435,244
"2A5", Series 2006-AR2, 5.106% *, 3/25/2036	2,443,282	2,170,191
"A4", Series 2005-AR14, 5.387% *, 8/25/2035	945,000	705,960
"2A5", Series 2006-AR1, 5.55% *, 3/25/2036	935,000	659,401

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $83,323,330)		68,719,779
Collateralized Mortgage Obligations 6.0%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	279,714	283,999
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	268,329	270,594
"TA", Series 2750, 5.0%, 2/15/2032	1,010,000	996,641
"PD", Series 2774, 5.0%, 8/15/2032	1,010,000	996,060
"ME", Series 2775, 5.0%, 12/15/2032	460,000	453,428
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,556,726
"PD", Series 2893, 5.0%, 2/15/2033	800,000	788,300
"OG", Series 2889, 5.0%, 5/15/2033	685,000	673,351
"PE", Series 2898, 5.0%, 5/15/2033	335,000	329,737
"PD", Series 2939, 5.0%, 7/15/2033	535,000	525,239

"KG", Series 2987, 5.0%, 12/15/2034		1,470,000	1,437,566
Federal National Mortgage Association:
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	735,428
"WD", Series 2005-86, 5.0%, 3/25/2034		1,525,000	1,496,296
"PG", Series 2002-3, 5.5%, 2/25/2017		446,964	451,702
"TC", Series 2007-77, 5.5%, 9/25/2034		370,000	370,443
"ZQ", Series G92-9, 7.0%, 12/25/2021		32,164	32,380

Total Collateralized Mortgage Obligations (Cost $11,355,655)			11,397,890
Government & Agency Obligations 9.1%
Sovereign Bonds 2.4%
Dominican Republic, Series REG S, 8.625%, 4/20/2027		200,000	174,000
Government of Indonesia:
Series REG S, 8.5%, 10/12/2035		100,000	99,283
Series FR49, 9.0%, 9/15/2013	IDR	700,000,000	63,624
Series FR23, 11.0%, 12/15/2012	IDR	1,600,000,000	159,539
Series FR-18, 13.175%, 7/15/2012	IDR	270,000,000	28,930
Series FR-16, 13.45%, 8/15/2011	IDR	480,000,000	51,858
Government of Ukraine, Series REG S, 6.75%, 11/14/2017		390,000	275,773
Mexican Bonds:
Series A, 6.05%, 1/11/2040		90,000	80,640
Series M-10, 7.25%, 12/15/2016	MXN	800,000	68,131
Series M-20, 10.0%, 12/5/2024	MXN	700,000	72,649
Series M-30, 10.0%, 11/20/2036	MXN	1,700,000	179,906
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	810,000	346,846
Republic of Argentina:
GDP Linked Note, 12/15/2035		410,000	28,711
3.0% *, 4/30/2013 (PIK)		70,000	30,275
Series X, 7.0%, 4/17/2017		260,000	155,357
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015		170,000	142,800
Republic of Egypt:
9.1%, 7/12/2010	EGP	380,000	68,543
9.1%, 9/20/2012	EGP	230,000	39,625
9.35%, 8/16/2010	EGP	80,000	14,767
Treasury Bill, Series 364, 12.81% **, 11/18/2008	EGP	500,000	89,986
Republic of El Salvador
Series REG S, 7.65%, 6/15/2035		90,000	91,800
Series REG S, 8.25%, 4/10/2032		40,000	40,400
Republic of Gabon, Series REG S, 8.2%, 12/12/2017		200,000	191,000
Republic of Georgia, 7.5%, 4/15/2013		170,000	146,248
Republic of Panama:
6.7%, 1/26/2036		170,000	160,650
7.125%, 1/29/2026		220,000	225,500
7.25%, 3/15/2015		80,000	83,000
Republic of Peru, 8.2%, 8/12/2026	PEN	660,000	212,948
Republic of Philippines:
7.75%, 1/14/2031		100,000	105,000
8.25%, 1/15/2014		70,000	75,250
9.0%, 2/15/2013		120,000	132,000
9.5%, 2/2/2030		60,000	74,400
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		90,000	75,600
Republic of Turkey:
Series CPI, 10.0%, 2/15/2012	TRY	184,751	135,343
16.0%, 3/7/2012	TRY	220,000	161,252
Republic of Uruguay:

7.625%, 3/21/2036		10,000	9,500
7.875%, 1/15/2033 (PIK)		160,000	158,800
8.0%, 11/18/2022		70,000	70,000
State of Qatar, Series REG S, 9.75%, 6/15/2030		140,000	198,100

			4,518,034
US Government Sponsored Agency 0.9%
Federal National Mortgage Association, 6.625%, 11/15/2030 (b)		1,395,000	1,683,513
US Treasury Obligations 5.8%
US Treasury Bonds:
4.5%, 5/15/2038 (b)		596,000	615,277
4.75%, 2/15/2037		460,000	492,056
5.5%, 8/15/2028 (b)		2,910,000	3,314,443
6.875%, 8/15/2025 (b)		105,000	135,491
8.125%, 8/15/2019		390,000	523,423
US Treasury Notes:
2.0%, 9/30/2010		952,000	952,297
3.5%, 2/15/2018		560,000	549,150
4.0%, 8/15/2018 (b)		3,761,000	3,814,478
4.5%, 4/30/2012		400,000	426,375
4.875%, 5/31/2011 (g)		100,000	107,188

			10,930,178

Total Government & Agency Obligations (Cost $17,738,293)			17,131,725
Municipal Bonds and Notes 4.3%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (c)		525,000	506,987
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series B, 6.3%, 12/1/2021		1,200,000	1,229,796
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035		465,000	430,195
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	670,242
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		670,000	685,015
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037		325,000	295,795
McLennan County, TX, Junior College, 5.0%, 8/15/2032 (c) (h)		340,000	315,826
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013 (c)		860,000	901,452
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	868,257
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035 (c)		515,000	522,895
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)		1,420,000	1,436,131
Washington, Central Puget Sound, Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	266,652

Total Municipal Bonds and Notes (Cost $8,180,884)			8,129,243
Loan Participation and Assignments 0.1%
Sovereign Loans
Gazprombank, 7.25%, 2/22/2010	RUB	2,000,000	70,343
Russian Agricultural Bank, Series REG S, 7.75%, 5/29/2018		100,000	78,270

Total Loan Participation and Assignments (Cost $177,261)			148,613
Preferred Securities 2.5%
Financials
Bank of America Corp., Series M, 8.125%, 5/15/2018 (f)		480,000	387,811
Catlin Insurance Co., Ltd., 144A, 7.249%, 1/19/2017 (f)		208,000	92,853
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (f)		333,000	226,660

	ComEd Financing III, 6.35%, 3/15/2033	238,000	190,809
	JPMorgan Chase & Co., Series 1, 7.9%, 4/30/2018 (f)	615,000	517,756
	Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	540,000	246,829
	Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (f)	1,505,000	1,143,830
	PNC Financial Services Group, Inc., Series K, 144A, 8.25%, 5/21/2013 (f)	145,000	135,769
Royal Bank of Scotland Group PLC:
144A, 6.99%, 10/5/2017 (f)		800,000	596,201
Series U, 7.64%, 9/29/2017 (f)		1,000,000	745,018
	XL Capital Ltd., Series E, 6.5%, 4/15/2017 (f)	711,000	419,490

Total Preferred Securities (Cost $6,405,899)			4,703,026
		Shares	Value ($)

Preferred Stocks 0.1%
Financials
Delphi Financial Group, Inc. , 7.376%		15,550	220,616
Ford Motor Credit Co., LLC, 7.375%		1,180	11,552

Total Preferred Stocks (Cost $413,442)			232,168
Securities Lending Collateral 6.4%
Daily Assets Fund Institutional, 2.79% (d) (e) (Cost $12,182,237)		12,182,237	12,182,237
Cash Equivalents 3.0%
Cash Management QP Trust, 2.38% (d) (Cost $5,760,164)		5,760,164	5,760,164
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $221,942,512) †		105.5	200,066,891
Other Assets and Liabilities, Net		(5.5)	(10,371,714)

Net Assets		100.0	189,695,177

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

	*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

	**	Bond equivalent yield to maturity; not a coupon rate.
	†

The cost for federal income tax purposes was $221,984,168. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $21,917,277. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $585,640 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,502,917.

	(a)	Principal amount stated in US dollars unless otherwise noted.
	(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $11,568,177 which is 6.1% of net assets.
	(c)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Assured Guaranty Assurance	0.5
Financial Security Assurance, Inc.	1.1
MBIA Insurance Corp.	0.2
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
	(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(f)					Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)					At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)					When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

5 Year US Treasury Note	12/31/2008	54	6,045,375	6,060,656	15,281
At September 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	12/19/2008	24	2,775,309	2,751,000	24,309

As of September 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	758,000	USD	1,185,146	10/16/2008	116,225
USD	242,487	GBP	137,000	10/16/2008	1,398
GBP	247,000	USD	484,443	10/16/2008	44,739
GBP	128,065	JPY	26,750,000	10/16/2008	19,146
JPY	25,800,000	GBP	135,913	10/16/2008	2,919
USD	716,845	JPY	76,460,000	10/16/2008	4,012
GBP	128,065	JPY	26,750,000	10/16/2008	5,072
JPY	24,850,000	USD	239,602	10/16/2008	5,319
MXN	894,000	USD	85,551	10/16/2008	3,983
MXN	773,000	USD	77,147	10/16/2008	6,619
MXN	2,344,000	USD	227,712	10/16/2008	13,845
NZD	739,000	USD	551,271	10/16/2008	57,780
PLN	39,000	EUR	11,889	10/16/2008	2,049
PLN	520,000	EUR	154,165	10/16/2008	8,072
EUR	163,901	PLN	559,000	10/16/2008	634
SEK	1,937,000	EUR	206,811	10/16/2008	24,164
TRY	166,000	USD	130,597	10/16/2008	523
TRY	89,000	USD	70,138	10/16/2008	400
ZAR	672,000	USD	83,745	10/16/2008	2,931
BRL	34,000	USD	20,513	11/10/2008	2,797

BRL	304,000	USD	182,473	11/10/2008	24,071
RUB	4,481,000	USD	179,244	11/10/2008	5,559
USD	203,248	CNY	1,408,000	2/10/2009	23
Total unrealized appreciation					352,280

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	246,829	CHF	268,000	10/16/2008	(7,961)
USD	249,110	CHF	271,000	10/16/2008	(7,567)
USD	255,834	EUR	180,000	10/16/2008	(2,000)
PLN	56,254	EUR	17,149	10/16/2008	(2,094)
SEK	1,937,000	EUR	206,811	10/16/2008	(12,422)
PLN	520,000	EUR	154,165	10/16/2008	(6,238)
JPY	25,800,000	EUR	169,777	10/16/2008	(724)
EUR	163,901	PLN	559,000	10/16/2008	(29)
USD	226,263	GBP	123,000	10/16/2008	(7,301)
JPY	25,800,000	EUR	169,777	10/16/2008	(3,099)
JPY	25,800,000	GBP	135,913	10/16/2008	(4,210)
USD	178,720	MXN	1,865,000	10/16/2008	(8,558)
USD	326,238	NOK	1,689,000	10/16/2008	(39,060)
USD	316,891	SEK	1,915,000	10/16/2008	(40,170)
USD	105,447	TRY	133,000	10/16/2008	(1,231)
TRY	105,000	USD	82,171	10/16/2008	(105)
USD	85,416	ZAR	672,000	10/16/2008	(4,603)
IDR	798,447,000	USD	82,741	11/10/2008	(1,439)
PEN	158,000	USD	52,632	11/10/2008	(192)
USD	295,091	RUB	6,943,000	11/10/2008	(25,979)
USD	233,836	RUB	5,508,000	11/10/2008	(20,344)
USD	236,753	NZD	351,000	12/3/2008	(3,623)
USD	80,185	UAH	416,000	1/23/2009	(1,090)
Total unrealized depreciation					(200,039)

Currency Abbreviations
BRL	Brazilian Real	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Yuan Renminbi	PEN	Peruvian Nouveau Sol
EGP	Egyptian Pound	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
IDR	Indonesian Rupiah	TRY	Turkish Lira
INR	Indian Rupee	UAH	Ukraine Hryvna
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's investments. Please see below for information on the Portfolio’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 18,174,569	$ 39,590
Level 2	180,305,974	152,241
Level 3	1,586,348	-
Total	$ 200,066,891	$ 191,831

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and, forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at September 30, 2008.

Investments in Securities
Balance as of January 1, 2008	$ 2,204,576
Total realized gain (loss)	(33,486)
Change in unrealized appreciation (depreciation)	(224,858)
Amortization Premium/Discount	(368)
Net purchases (sales)	(359,516)
Net transfers in (out) of Level 3	-
Balance as of September 30, 2008	$ 1,586,348

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Portfolio’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 9.8%
Automobiles 0.6%
Harley-Davidson, Inc. (a)	134,900	5,031,770
Hotels Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	136,600	3,910,858
McDonald's Corp.	285,900	17,640,030

		21,550,888
Media 1.0%
Omnicom Group, Inc. (a)	103,580	3,994,045
Walt Disney Co.	143,400	4,400,946

		8,394,991
Multiline Retail 2.4%
Kohl's Corp.* (a)	237,900	10,962,432
Target Corp.	173,500	8,510,175

		19,472,607
Specialty Retail 2.6%
GameStop Corp. "A"* (a)	172,800	5,911,488
Staples, Inc.	444,965	10,011,712
Tiffany & Co. (a)	147,100	5,224,992

		21,148,192
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. "B"	70,400	4,709,760
Consumer Staples 13.3%
Beverages 4.4%
Diageo PLC	544,982	9,156,072
PepsiCo, Inc.	375,825	26,785,048

		35,941,120
Food & Staples Retailing 3.6%
Shoppers Drug Mart Corp.	113,100	5,457,069
Wal-Mart Stores, Inc.	284,500	17,038,705
Walgreen Co.	233,300	7,222,968

		29,718,742
Food Products 3.3%
Dean Foods Co.* (a)	372,918	8,711,364
Groupe DANONE	118,389	8,333,404
Kellogg Co.	174,500	9,789,450

		26,834,218
Household Products 2.0%
Colgate-Palmolive Co.	149,840	11,290,444
Procter & Gamble Co.	78,270	5,454,636

		16,745,080
Energy 12.9%
Energy Equipment & Services 6.8%
Baker Hughes, Inc.	209,600	12,689,184
Halliburton Co.	260,600	8,440,834
Noble Corp. (a)	164,400	7,217,160
Schlumberger Ltd. (a)	270,500	21,123,345
Transocean, Inc.*	61,327	6,736,158

		56,206,681

Oil, Gas & Consumable Fuels 6.1%
ConocoPhillips	112,660	8,252,345
Devon Energy Corp.	178,300	16,260,960
EOG Resources, Inc.	128,825	11,524,684
XTO Energy, Inc.	303,382	14,113,331

		50,151,320
Financials 3.3%
Capital Markets 0.9%
State Street Corp.	127,970	7,278,933
Diversified Financial Services 1.0%
CME Group, Inc.	21,537	8,001,211
Insurance 1.4%
Aflac, Inc.	202,024	11,868,910
Health Care 20.4%
Biotechnology 5.1%
Celgene Corp.* (a)	158,000	9,998,240
Genentech, Inc.*	118,750	10,530,750
Gilead Sciences, Inc.*	462,220	21,067,988

		41,596,978
Health Care Equipment & Supplies 6.7%
Baxter International, Inc.	309,600	20,319,048
C.R. Bard, Inc. (a)	103,900	9,856,993
Hologic, Inc.*	195,200	3,773,216
Medtronic, Inc. (a)	241,300	12,089,130
Zimmer Holdings, Inc.*	146,140	9,434,798

		55,473,185
Health Care Providers & Services 1.4%
Laboratory Corp. of America Holdings* (a)	113,300	7,874,350
UnitedHealth Group, Inc.	154,285	3,917,296

		11,791,646
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.* (a)	177,800	9,779,000
Pharmaceuticals 6.0%
Abbott Laboratories	314,300	18,097,394
Eli Lilly & Co.	99,400	4,376,582
Johnson & Johnson	393,166	27,238,541

		49,712,517
Industrials 9.7%
Aerospace & Defense 4.0%
Goodrich Corp.	224,100	9,322,560
Honeywell International, Inc.	263,300	10,940,115
United Technologies Corp.	215,300	12,930,918

		33,193,593
Electrical Equipment 1.6%
Emerson Electric Co.	324,700	13,244,513
Machinery 1.6%
Caterpillar, Inc.	71,400	4,255,440
Parker Hannifin Corp.	160,600	8,511,800

		12,767,240
Road & Rail 2.5%
Canadian National Railway Co. (a)	274,300	13,119,769

Norfolk Southern Corp.	110,600	7,322,826

		20,442,595
Information Technology 22.0%
Communications Equipment 3.3%
Cisco Systems, Inc.* (a)	601,020	13,559,011
QUALCOMM, Inc.	296,600	12,744,902
Research In Motion Ltd.*	7,400	505,420

		26,809,333
Computers & Peripherals 6.7%
Apple, Inc.*	153,735	17,473,520
EMC Corp.* (a)	407,415	4,872,684
Hewlett-Packard Co.	349,900	16,179,376
International Business Machines Corp.	144,900	16,947,504

		55,473,084
Electronic Equipment, Instruments & Components 1.2%
Mettler-Toledo International, Inc.*	104,700	10,260,600
Internet Software & Services 0.9%
Google, Inc. "A"*	19,225	7,699,997
IT Services 3.5%
Accenture Ltd. "A" (a)	348,900	13,258,200
Fiserv, Inc.*	147,800	6,993,896
Visa, Inc. "A"	138,800	8,520,932

		28,773,028
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp. "A"*	168,000	3,129,840
Intel Corp.	821,090	15,379,016

		18,508,856
Software 4.1%
Adobe Systems, Inc.*	288,875	11,401,896
Electronic Arts, Inc.*	158,900	5,877,711
Microsoft Corp.	629,780	16,808,828

		34,088,435
Materials 6.4%
Chemicals 4.8%
Ecolab, Inc.	213,200	10,344,464
Monsanto Co.	166,400	16,470,272
Praxair, Inc.	173,600	12,454,064

		39,268,800
Metals & Mining 1.6%
Barrick Gold Corp.	228,900	8,409,786
Freeport-McMoRan Copper & Gold, Inc. (a)	92,300	5,247,255

		13,657,041
Telecommunication Services 0.8%
Diversified Telecommunication Services
AT&T, Inc.	235,700	6,580,744
Utilities 0.4%
Electric Utilities
Allegheny Energy, Inc.	86,200	3,169,574

Total Common Stocks (Cost $630,789,623)		815,345,182

Securities Lending Collateral 10.3%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $85,045,300)	85,045,300	85,045,300
Cash Equivalents 1.0%
Cash Management QP Trust, 2.38% (b) (Cost $8,128,496)	8,128,496	8,128,496
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $723,963,419) †	110.3	908,518,978
Other Assets and Liabilities, Net	(10.3)	(84,799,166)

Net Assets	100.0	823,719,812

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $729,116,305. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $179,402,673. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $228,136,437 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $48,733,764.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $84,939,423 which is 10.3% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 891,029,502
Level 2	17,489,476
Level 3	-
Total	$ 908,518,978

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 98.4%
Australia 0.5%
Austal Ltd. (Cost $1,053,532)	551,471	1,041,401
Bahrain 0.8%
Gulf Finance House EC (GDR), 144A (Cost $1,458,148)	64,144	1,568,321
Belgium 0.7%
Hansen Transmissions International NV* (Cost $1,094,124)	308,511	1,283,735
Bermuda 0.6%
Orient-Express Hotels Ltd. "A" (a) (Cost $1,654,732)	45,400	1,095,502
Brazil 0.5%
Diagnosticos da America SA (Cost $1,618,613)	71,200	952,252
Canada 2.7%
CAE, Inc.	165,200	1,319,427
Certicom Corp.*	309,700	392,854
Flint Energy Services Ltd.*	41,800	422,222
OPTI Canada, Inc.*	80,000	830,632
SunOpta, Inc.* (a)	353,700	2,178,792

(Cost $9,102,295)		5,143,927
China 0.7%
VanceInfo Technologies, Inc. (ADR)*	102,700	747,656
WuXi PharmaTech Cayman, Inc. (ADR)* (a)	51,600	678,540

(Cost $2,431,622)		1,426,196
Cyprus 0.3%
Prosafe Production Public Ltd.* (Cost $1,268,249)	260,023	633,421
France 2.6%
Financiere Marc de Lacharriere SA (a)	22,909	1,429,314
Flamel Technologies SA (ADR)* (a)	211,300	1,546,716
JC Decaux SA (a)	88,823	1,966,286

(Cost $6,698,017)		4,942,316
Germany 13.1%
Fresenius Medical Care AG & Co. KGaA	156,907	8,078,651
Grenkeleasing AG	29,417	906,847
M.A.X. Automation AG	302,898	1,564,742
QSC AG* (a)	236,812	437,187
Rational AG	11,084	1,749,192
SGL Carbon AG*	45,400	1,770,214
Software AG	26,133	1,488,775
Stada Arzneimittel AG	87,634	3,536,058
Tognum AG	47,433	937,057
United Internet AG (Registered)	256,143	2,768,827
Wincor Nixdorf AG	34,134	2,017,634

(Cost $16,833,230)		25,255,184
Greece 3.7%
Coca-Cola Hellenic Bottling Co. SA	106,400	2,303,399
Hellenic Exchanges SA	88,200	1,032,394

Piraeus Bank SA	181,575	3,814,028

(Cost $5,053,891)		7,149,821
Hong Kong 3.4%
K Wah International Holdings Ltd.	2,801,000	616,271
Kingboard Chemical Holdings Ltd.	861,640	2,919,260
Midland Holdings Ltd.	1,670,357	529,523
Wing Hang Bank Ltd.	312,200	2,393,573

(Cost $4,504,092)		6,458,627
Ireland 4.9%
Anglo Irish Bank Corp. PLC (a)	248,337	1,399,198
C&C Group PLC (b)	148,095	380,524
C&C Group PLC (b)	2,146	5,752
FBD Holdings PLC	27,300	452,070
ICON PLC (ADR)*	82,400	3,151,800
Kingspan Group PLC (a)	98,255	900,114
Norkom Group PLC*	297,432	552,717
Paddy Power PLC	89,918	1,565,249
Ryanair Holdings PLC* (b)	2,200	7,150
Ryanair Holdings PLC* (b)	317,328	1,034,042

(Cost $8,355,017)		9,448,616
Italy 1.0%
Prysmian SpA (Cost $2,224,681)	94,543	1,845,522
Japan 6.3%
AEON Credit Service Co., Ltd.	83,200	838,410
AEON Mall Co., Ltd.	130,000	3,870,077
JAFCO Co., Ltd.	20,100	757,967
KITZ Corp.	4,000	18,711
Mitsubishi UFJ Lease & Finance Co., Ltd.	37,360	1,234,878
Nidec Corp.	20,500	1,260,890
Shinko Plantech Co., Ltd.	134,800	1,077,893
Sumitomo Realty & Development Co., Ltd.	92,000	2,002,974
Wacom Co., Ltd.	568	1,043,692

(Cost $9,277,790)		12,105,492
Netherlands 4.3%
Arcadis NV (a)	65,451	1,153,790
Chicago Bridge & Iron Co. NV (New York Shares)	29,900	575,276
QIAGEN NV* (a)	168,100	3,338,230
SBM Offshore NV	153,345	3,301,862

(Cost $6,808,635)		8,369,158
Norway 0.3%
ProSafe SE (Cost $1,052,304)	116,543	629,994
Spain 0.6%
Tecnicas Reunidas SA (Cost $1,583,942)	25,932	1,107,553
Sweden 0.4%
Eniro AB (a)	128,634	455,809
Micronic Laser Systems AB* (a)	114,100	289,822

(Cost $1,906,140)		745,631
Switzerland 1.3%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	16,061	515,865

Partners Group Holding AG	16,600	2,083,755

(Cost $1,698,411)		2,599,620
Taiwan 1.3%
Siliconware Precision Industries Co. (Cost $1,438,654)	2,179,485	2,497,950
United Arab Emirates 1.0%
Lamprell PLC (Cost $1,172,343)	324,080	1,861,329
United Kingdom 9.6%
Aegis Group PLC	438,160	727,674
Aggreko PLC	100,892	979,940
ARM Holdings PLC	1,180,463	2,010,061
Ashmore Group PLC	529,542	1,858,133
Babcock International Group PLC	100,966	909,142
BlueBay Asset Management PLC (Unit)	159,671	690,510
Carphone Warehouse Group PLC	331,701	1,022,762
John Wood Group PLC	225,153	1,370,037
Kofax PLC	312,159	1,033,869
Michael Page International PLC	392,822	1,635,794
Serco Group PLC	516,249	3,337,365
Taylor Nelson Sofres PLC	215,018	935,223
Xchanging PLC	426,369	1,913,463

(Cost $21,176,816)		18,423,973
United States 37.8%
Advance Auto Parts, Inc.	60,050	2,381,583
Aecom Technology Corp.*	83,368	2,037,514
Aeropostale, Inc.*	103,300	3,316,963
Affiliated Managers Group, Inc.*	19,800	1,640,430
Allegheny Energy, Inc.	169,200	6,221,484
AMERIGROUP Corp.*	83,700	2,112,588
BE Aerospace, Inc.*	67,400	1,066,942
Carter's, Inc.*	84,200	1,661,266
Cogent, Inc.* (a)	93,900	959,658
Diamond Foods, Inc.	59,800	1,676,194
Dresser-Rand Group, Inc.*	85,300	2,684,391
EMS Technologies, Inc.*	50,200	1,119,962
Euronet Worldwide, Inc.* (a)	85,900	1,437,107
Foundation Coal Holdings, Inc.	46,300	1,647,354
FTI Consulting, Inc.*	57,150	4,128,516
Gentex Corp.	76,300	1,091,090
Green Mountain Coffee Roasters, Inc.* (a)	34,900	1,372,966
Harman International Industries, Inc. (a)	27,900	950,553
Invitrogen Corp.* (a)	47,800	1,806,840
Itron, Inc.* (a)	53,400	4,727,502
Joy Global, Inc.	68,175	3,077,419
Lam Research Corp.*	27,300	859,677
Metabolix, Inc.* (a)	45,800	498,304
Mueller Water Products, Inc. "A" (a)	82,400	739,952
Mylan, Inc.* (a)	111,200	1,269,904
NeuStar, Inc. "A"*	63,500	1,263,015
NxStage Medical, Inc.*	189,200	798,424
Owens & Minor, Inc.	61,000	2,958,500
Perficient, Inc.* (a)	77,900	517,256
Phillips-Van Heusen Corp.	31,000	1,175,210

Rowan Companies, Inc.	45,500	1,390,025
Schawk, Inc.	84,500	1,277,640
Somanetics Corp.*	81,900	1,791,153
TETRA Technologies, Inc.*	126,000	1,745,100
Thoratec Corp.*	124,500	3,268,125
THQ, Inc.*	130,600	1,572,424
Ultra Petroleum Corp.*	83,800	4,637,492

(Cost $59,939,453)		72,880,523

Total Common Stocks (Cost $169,404,731)		189,466,064
Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $27,070,232)	27,070,232	27,070,232
Cash Equivalents 2.0%
Cash Management QP Trust, 2.38% (c) (Cost $3,944,231)	3,944,231	3,944,231
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $200,419,194) †	114.5	220,480,527
Other Assets and Liabilities, Net (a)	(14.5)	(27,915,351)

Net Assets	100.0	192,565,176

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $200,970,344. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $19,510,183. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,001,525 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,491,342.

(a)

All or a portion of these securities were on loan amounting to $25,629,141. In addition, included in other assets and liabilities is a pending sale, amounting to $1,062,183, that is also on loan. The value of all securities loaned at September 30, 2008 amounted to $26,691,324 which is 13.9% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
At September 30, 2008, the DWS Global Opportunities VIP had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common Stocks
Health Care	35,786,085	18.9%
Industrials	32,536,857	17.2%
Information Technology	28,177,927	14.9%
Financials	27,073,088	14.3%
Energy	21,598,331	11.4%
Consumer Discretionary	20,290,349	10.7%
Consumer Staples	9,666,819	5.1%
Utilities	6,221,484	3.3%
Telecommunication Services	4,579,593	2.4%
Materials	3,535,531	1.8%
Total Common Stocks	189,466,064	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 117,786,656
Level 2	102,693,871
Level 3	-
Total	$ 220,480,527

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 9.6%
Auto Components 0.2%
Autoliv, Inc.	2,800	94,500
Lear Corp.*	21,000	220,500

		315,000
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	30,900	1,906,530
Yum! Brands, Inc.	14,000	456,540

		2,363,070
Household Durables 0.5%
Leggett & Platt, Inc.	16,400	357,356
NVR, Inc.*	400	228,800

		586,156

Leisure Equipment & Products 0.2%
Hasbro, Inc.	7,300	253,456
Media 3.4%
Comcast Corp. "A" (a)	95,300	1,870,739
DISH Network Corp. "A"*	20,400	428,400
Liberty Global, Inc. "A"*	1,900	57,570
The DIRECTV Group, Inc.*	81,700	2,138,089

		4,494,798
Specialty Retail 3.4%
AutoZone, Inc.*	6,300	777,042
Best Buy Co., Inc.	38,400	1,440,000
RadioShack Corp.	33,400	577,152
Rent-A-Center, Inc.*	3,700	82,436
The Gap, Inc.	31,100	552,958
TJX Companies, Inc.	36,500	1,113,980

		4,543,568
Textiles, Apparel & Luxury Goods 0.1%
Quicksilver, Inc.*	16,700	95,858
Wolverine World Wide, Inc.	1,400	37,044

		132,902
Consumer Staples 11.5%
Beverages 2.1%
Pepsi Bottling Group, Inc.	9,500	277,115
PepsiCo, Inc.	34,300	2,444,561

		2,721,676
Food & Staples Retailing 3.0%
Kroger Co.	41,400	1,137,672
Wal-Mart Stores, Inc.	47,200	2,826,808

		3,964,480
Food Products 1.0%
Chiquita Brands International, Inc.*	15,500	245,055
Darling International, Inc.*	9,600	106,656
Fresh Del Monte Produce, Inc.*	11,200	248,640
General Mills, Inc.	11,100	762,792

		1,363,143
Household Products 2.8%
Colgate-Palmolive Co.	33,000	2,486,550
Procter & Gamble Co.	18,600	1,296,234

		3,782,784
Personal Products 0.2%
Herbalife Ltd.	6,600	260,832
Tobacco 2.4%
Altria Group, Inc.	52,420	1,040,013
Philip Morris International, Inc.	44,700	2,150,070

		3,190,083
Energy 13.7%
Energy Equipment & Services 0.1%
Transocean, Inc.*	1,711	187,936
Oil, Gas & Consumable Fuels 13.6%
Apache Corp.	26,400	2,752,992
Chevron Corp.	28,500	2,350,680
Cimarex Energy Co.	16,900	826,579
ConocoPhillips	4,900	358,925

Encore Acquisition Co.*	21,900	914,982
ExxonMobil Corp.	4,039	313,669
Frontline Ltd. (a)	23,300	1,120,031
Hess Corp.	29,700	2,437,776
Mariner Energy, Inc.*	19,500	399,750
Massey Energy Co.	36,500	1,301,955
McMoRan Exploration Co.*	19,800	468,072
Occidental Petroleum Corp.	32,600	2,296,670
Swift Energy Co.*	7,000	270,830
W&T Offshore, Inc.	21,800	594,922
Walter Industries, Inc.	32,500	1,542,125
Williams Companies, Inc.	4,900	115,885

		18,065,843
Financials 13.4%
Capital Markets 3.2%
Bank of New York Mellon Corp.	72,900	2,375,082
Invesco Ltd.	19,800	415,404
Northern Trust Corp.	6,000	433,200
State Street Corp.	17,600	1,001,088

		4,224,774
Commercial Banks 2.7%
Banco Bradesco SA (ADR)	23,500	378,350
Banco Santander SA (ADR)	5,000	75,100
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	20,400	2,058,768
Wells Fargo & Co.	31,200	1,170,936

		3,683,154
Consumer Finance 0.0%
Cash America International, Inc.	1,100	39,644
Diversified Financial Services 2.3%
Interactive Brokers Group, Inc. "A"*	1,700	37,689
JPMorgan Chase & Co.	64,100	2,993,470

		3,031,159
Insurance 4.8%
ACE Ltd.	13,500	730,755
Aflac, Inc.	3,000	176,250
Allied World Assurance Co. Holdings Ltd.	2,300	81,696
Assurant, Inc.	8,800	484,000
Berkshire Hathaway, Inc. "B"*	100	439,500
Manulife Financial Corp.	2,000	73,380
MetLife, Inc.	43,850	2,455,600
The Travelers Companies, Inc.	15,800	714,160
XL Capital Ltd. "A" (a)	68,400	1,227,096

		6,382,437
Real Estate Investment Trusts 0.4%
Boston Properties, Inc. (REIT) (a)	1,700	159,222
ProLogis (REIT)	4,500	185,715
Simon Property Group, Inc. (REIT)	1,700	164,900

		509,837
Health Care 12.3%
Biotechnology 2.2%
Amgen, Inc.*	2,300	136,321
Gilead Sciences, Inc.*	45,100	2,055,658

OSI Pharmaceuticals, Inc.*	15,500	763,995

		2,955,974
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	31,300	2,054,219
Becton, Dickinson & Co.	5,900	473,534
Kinetic Concepts, Inc.*	5,400	154,386

		2,682,139
Health Care Providers & Services 4.3%
Aetna, Inc.	55,800	2,014,938
Express Scripts, Inc.*	31,500	2,325,330
Humana, Inc.*	7,100	292,520
Kindred Healthcare, Inc.*	4,200	115,794
Medco Health Solutions, Inc.*	21,200	954,000

		5,702,582
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	18,100	377,385
Eli Lilly & Co.	34,400	1,514,632
Johnson & Johnson	7,600	526,528
Merck & Co., Inc.	26,000	820,560
Perrigo Co.	1,200	46,152
Pfizer, Inc.	5,300	97,732
Schering-Plough Corp.	75,300	1,390,791
Sepracor, Inc.*	10,100	184,931

		4,958,711
Industrials 11.6%
Aerospace & Defense 2.2%
General Dynamics Corp.	10,300	758,286
Goodrich Corp.	10,300	428,480
Honeywell International, Inc.	43,020	1,787,481

		2,974,247
Commercial Services & Supplies 0.3%
The Brink's Co.	7,600	463,752
Construction & Engineering 0.8%
EMCOR Group, Inc.*	13,400	352,688
Fluor Corp.	7,800	434,460
Perini Corp.*	9,300	239,847

		1,026,995
Electrical Equipment 0.9%
GrafTech International Ltd.*	74,800	1,130,228
Industrial Conglomerates 0.1%
General Electric Co.	5,150	131,325
Machinery 4.4%
AGCO Corp.* (a)	30,000	1,278,300
Caterpillar, Inc.	31,100	1,853,560
Cummins, Inc.	22,700	992,444
Flowserve Corp.	4,500	399,465
Parker Hannifin Corp.	25,300	1,340,900

		5,864,669
Marine 0.1%
TBS International Ltd. "A"*	11,700	157,482
Road & Rail 2.8%
Burlington Northern Santa Fe Corp.	23,200	2,144,376

Ryder System, Inc.	25,500	1,581,000

		3,725,376
Information Technology 16.0%
Communications Equipment 0.1%
Cisco Systems, Inc.*	6,300	142,128
Computers & Peripherals 7.8%
Hewlett-Packard Co.	74,900	3,463,376
International Business Machines Corp.	30,000	3,508,800
Lexmark International, Inc. "A"*	32,100	1,045,497
QLogic Corp.*	39,900	612,864
Western Digital Corp.*	81,300	1,733,316

		10,363,853
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc.*	2,200	54,186
Dolby Laboratories, Inc. "A"*	8,500	299,115
Jabil Circuit, Inc.	45,200	431,208

		784,509
Internet Software & Services 1.2%
eBay, Inc.*	17,070	382,027
Google, Inc. "A"*	2,920	1,169,518

		1,551,545
IT Services 2.7%
Accenture Ltd. "A"	20,800	790,400
Computer Sciences Corp.*	19,700	791,743
Visa, Inc. "A"	33,400	2,050,426

		3,632,569
Software 3.6%
Microsoft Corp.	168,775	4,504,605
Symantec Corp.*	12,630	247,295

		4,751,900
Materials 4.4%
Chemicals 2.7%
CF Industries Holdings, Inc.	20,400	1,865,784
Terra Industries, Inc.	59,100	1,737,540

		3,603,324
Metals & Mining 1.7%
AK Steel Holding Corp.	28,700	743,904
Nucor Corp.	20,400	805,800
United States Steel Corp.	8,600	667,446

		2,217,150
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	42,880	1,197,210
Embarq Corp.	35,100	1,423,305
Verizon Communications, Inc.	79,300	2,544,737

		5,165,252
Utilities 1.1%
Electric Utilities 0.2%
Edison International	8,500	339,150

Gas Utilities 0.2%
ONEOK, Inc.	6,700	230,480
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	47,300	552,937
Constellation Energy Group, Inc.	4,700	114,210

		667,147
Multi-Utilities 0.2%
Dominion Resources, Inc.	2,200	94,116
Sempra Energy	2,800	141,316

		235,432

Total Common Stocks (Cost $145,456,154)		129,554,651
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.7%
US Treasury Obligation
US Treasury Bill, 1.35% **, 10/16/2008 (b) (Cost $885,502)	886,000	885,564
	Shares	Value ($)

Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $4,224,130)	4,224,130	4,224,130
Cash Equivalents 1.7%
Cash Management QP Trust, 2.38% (c) (Cost $2,340,552)	2,340,552	2,340,552
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $152,906,338) †	103.1	137,004,897
Other Assets and Liabilities, Net	(3.1)	(4,127,095)

Net Assets	100.0	132,877,802

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $155,220,142. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $18,215,245. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,126,642 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,341,887.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $4,505,580 which is 3.4% of net assets.
(b)	At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini	12/19/2008	55	3,443,434	3,214,750	(228,684)

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 136,119,333	$ (228,684)
Level 2	885,564	-
Level 3	-	-
Total	$ 137,004,897	$ (228,684)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 98.0%
Health Care 98.0%
Biotechnology 24.2%
Acorda Therapeutics, Inc.*	10,400	248,040
Alexion Pharmaceuticals, Inc.* (a)	27,000	1,061,100
Allos Therapeutics, Inc.*	40,000	296,400
Amgen, Inc.*	40,850	2,421,180
Biogen Idec, Inc.*	29,520	1,484,561
BioMarin Pharmaceutical, Inc.* (a)	40,800	1,080,792
Celera Corp.*	36,800	568,560
Celgene Corp.*	35,560	2,250,237
Cepheid, Inc.*	19,500	269,685
Gen-Probe, Inc.*	12,300	652,515

Genentech, Inc.*	24,300	2,154,924
Genmab A/S*	4,600	262,913
Genzyme Corp.*	35,900	2,903,951
Gilead Sciences, Inc.*	56,900	2,593,502
Human Genome Sciences, Inc.*	58,700	372,745
Incyte Corp.*	54,100	413,865
Medarex, Inc.*	26,100	168,867
Onyx Pharmaceuticals, Inc.*	10,000	361,800
OSI Pharmaceuticals, Inc.* (a)	5,900	290,811
Regeneron Pharmaceuticals, Inc.*	27,900	609,057
Rigel Pharmaceuticals, Inc.*	11,700	273,195
United Therapeutics Corp.*	8,500	893,945
Vertex Pharmaceuticals, Inc.*	7,400	245,976

		21,878,621
Health Care Services 15.0%
Aetna, Inc.	28,100	1,014,691
Allscripts Healthcare Solutions, Inc.* (a)	48,600	604,584
Covance, Inc.*	10,200	901,782
CVS Caremark Corp.	37,231	1,253,195
Express Scripts, Inc.*	16,400	1,210,648
Fresenius Medical Care AG & Co. KGaA	27,797	1,431,181
Laboratory Corp. of America Holdings*	18,400	1,278,800
McKesson Corp.	24,200	1,302,202
Medco Health Solutions, Inc.*	25,768	1,159,560
Quality Systems, Inc. (a)	10,500	443,730
Quest Diagnostics, Inc.	27,500	1,420,925
UnitedHealth Group, Inc.	24,800	629,672
WellPoint, Inc.*	19,600	916,692

		13,567,662
Life Sciences Tools & Services 7.6%
Applied Biosystems, Inc.	15,400	527,450
Charles River Laboratories International, Inc.*	12,000	666,360
Illumina, Inc.*	11,800	478,254
Invitrogen Corp.*	11,500	434,700
Mettler-Toledo International, Inc.*	9,700	950,600
Pharmaceutical Product Development, Inc.	16,600	686,410
Thermo Fisher Scientific, Inc.*	56,700	3,118,500

		6,862,274
Medical Supply & Specialty 22.6%
Alcon, Inc.	10,800	1,744,308
Align Technology, Inc.* (a)	17,400	188,442
Baxter International, Inc.	53,100	3,484,953
Beckman Coulter, Inc.	7,900	560,821
Becton, Dickinson & Co.	24,800	1,990,448
C.R. Bard, Inc.	17,800	1,688,686
Covidien Ltd.	48,900	2,628,864
Hologic, Inc.*	60,400	1,167,532
Insulet Corp.*	34,700	483,024
Masimo Corp.*	12,700	472,440
Medtronic, Inc.	38,300	1,918,830
ResMed, Inc.*	11,800	507,400
SonoSite, Inc.* (a)	13,900	436,460
Stryker Corp.	28,500	1,775,550

Wright Medical Group, Inc.*	14,800	450,512
Zimmer Holdings, Inc.*	15,500	1,000,680

		20,498,950
Pharmaceuticals 28.6%
Abbott Laboratories	47,400	2,729,292
Allergan, Inc.	29,100	1,498,650
Astellas Pharma, Inc. (a)	23,800	999,998
Barr Pharmaceuticals, Inc.*	10,900	711,770
Bristol-Myers Squibb Co.	59,600	1,242,660
Cardiome Pharma Corp.* (a)	27,800	211,280
Elan Corp. PLC (ADR)*	21,100	225,137
Eli Lilly & Co.	36,400	1,602,692
Forest Laboratories, Inc.*	11,500	325,220
Johnson & Johnson (a)	35,000	2,424,800
Merck & Co., Inc.	57,800	1,824,168
Merck KGaA	10,862	1,166,089
Mylan, Inc.* (a)	104,900	1,197,958
Novartis AG (Registered)	19,150	1,001,648
Pfizer, Inc.	54,740	1,009,406
Roche Holding AG (Genusschein)	15,635	2,437,292
Sanofi-Aventis	7,646	502,582
Schering-Plough Corp.	67,600	1,248,572
Sepracor, Inc.*	32,200	589,582
Shire Ltd. (ADR)	19,000	907,250
Wyeth	40,700	1,503,458
XenoPort, Inc.*	10,300	499,447

		25,858,951

Total Common Stocks (Cost $69,766,309)		88,666,458
Securities Lending Collateral 8.7%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $7,880,925)	7,880,925	7,880,925
Cash Equivalents 1.8%
Cash Management QP Trust, 2.38% (b) (Cost $1,662,536)	1,662,536	1,662,536
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,309,770) †	108.5	98,209,919
Other Assets and Liabilities, Net	(8.5)	(7,720,663)

Net Assets	100.0	90,489,256

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $79,733,373. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $18,476,546. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,539,596 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,063,050.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $7,860,102 which is 8.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 90,408,215
Level 2	7,801,704
Level 3	-
Total	$ 98,209,919

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 88.8%
Australia 1.1%
Leighton Holdings Ltd. (a) (Cost $4,485,745)	149,700	4,614,285
Austria 0.4%
Erste Bank der oesterreichischen Sparkassen AG (a) (Cost $1,774,475)	29,896	1,506,768
Belgium 1.0%
InBev NV (a)	71,900	4,244,318
KBC Groep NV	50	4,348

(Cost $3,808,421)		4,248,666
Brazil 2.0%
Companhia Vale do Rio Doce (ADR)	142,300	2,725,045
Petroleo Brasileiro SA (ADR)	132,700	5,832,165

(Cost $11,797,813)		8,557,210
Canada 1.7%
Potash Corp of Saskatchewan, Inc.	31,221	4,047,562
Suncor Energy, Inc.	77,077	3,186,646

(Cost $8,438,042)		7,234,208
China 1.4%
China Life Insurance Co., Ltd. "H" (Cost $6,138,651)	1,579,900	5,849,360

Denmark 3.8%
Carlsberg AS "B"	122,625	9,374,684
Novo Nordisk AS "B"	127,500	6,530,194

(Cost $20,683,392)		15,904,878
Finland 3.8%
Fortum Oyj	253,300	8,546,278
Nokia Oyj	201,000	3,747,186
Nokian Renkaat Oyj	159,546	3,877,795

(Cost $18,038,706)		16,171,259
France 5.8%
Axa	232,577	7,624,558
BNP Paribas	69,519	6,683,095
Societe Generale	25,395	2,305,221
Total SA	128,423	7,747,875

(Cost $22,646,317)		24,360,749
Germany 9.3%
Allianz SE (Registered)	42,798	5,886,117
Bayer AG	117,992	8,612,578
E.ON AG	167,004	8,457,630
Fresenius Medical Care AG & Co. KGaA	99,682	5,132,314
Gerresheimer AG	128,308	5,876,101
Linde AG	46,200	4,954,530

(Cost $29,939,385)		38,919,270
Hong Kong 2.7%
Chaoda Modern Agriculture (Holdings) Ltd.	1,562,000	1,310,508
China Mobile Ltd.	637,500	6,382,940
CNOOC Ltd.	3,057,300	3,508,344

(Cost $14,484,925)		11,201,792
India 1.2%
Bharti Airtel Ltd.* (Cost $6,316,689)	296,386	5,041,354
Italy 5.3%
Intesa Sanpaolo	1,814,600	9,905,453
Saipem SpA	197,500	5,843,188
UniCredit SpA	1,789,273	6,609,321

(Cost $31,087,182)		22,357,962
Japan 16.3%
Astellas Pharma, Inc.	159,400	6,697,464
Canon, Inc.	292,350	10,930,113
East Japan Railway Co.	612	4,562,176
Japan Tobacco, Inc.	2,280	8,583,853
Komatsu Ltd.	189,200	3,062,550
Matsushita Electric Industrial Co., Ltd.	195,000	3,384,242
Mitsubishi Corp.	250,500	5,212,844
Mitsubishi UFJ Financial Group, Inc.	660,100	5,722,167
Mitsui & Co., Ltd.	152,000	1,878,215
Nintendo Co., Ltd.	26,900	11,198,066
Suzuki Motor Corp.	250,600	4,653,507
Terumo Corp.	50,600	2,605,859

(Cost $74,299,945)		68,491,056

Luxembourg 1.2%
ArcelorMittal (Cost $7,580,214)	98,060	4,908,765
Mexico 0.6%
America Movil SAB de CV "L" (ADR) (Cost $3,372,337)	59,600	2,763,056
Norway 2.7%
DnB NOR ASA	448,100	3,461,021
StatoilHydro ASA	325,400	7,757,245

(Cost $14,620,371)		11,218,266
Qatar 0.9%
Commercial Bank of Qatar (GDR) 144A* (Cost $5,142,767)	684,175	3,915,423
Russia 1.7%
Gazprom (ADR) (b)	61,900	1,915,805
Gazprom (ADR) (b)	157,500	5,061,367

(Cost $8,840,547)		6,977,172
Singapore 1.1%
United Overseas Bank Ltd. (Cost $5,690,961)	397,000	4,702,396
Spain 5.2%
Banco Santander SA	284,800	4,311,180
Iberdrola SA	767,637	7,846,330
Telefonica SA	411,463	9,836,183

(Cost $25,269,647)		21,993,693
Switzerland 8.7%
Lonza Group AG (Registered)	71,475	8,889,224
Nestle SA (Registered)	239,973	10,379,327
Novartis AG (Registered)	82,250	4,302,118
Roche Holding AG (Genusschein)	61,048	9,516,585
Xstrata PLC	107,331	3,322,376

(Cost $33,327,723)		36,409,630
United Arab Emirates 0.3%
Arabtec Holding Co.* (Cost $1,772,390)	357,352	1,240,417
United Kingdom 10.6%
AMEC PLC	502,036	5,698,955
Babcock International Group PLC	437,572	3,940,091
BAE Systems PLC	427,314	3,136,090
BG Group PLC	310,040	5,617,614
HSBC Holdings PLC	526,358	8,524,285
Imperial Tobacco Group PLC	179,325	5,761,565
Prudential PLC	473,546	4,358,876
Vodafone Group PLC	3,363,709	7,431,099

(Cost $46,247,059)		44,468,575

Total Common Stocks (Cost $405,803,704)		373,056,210
Participatory Note 0.0%
Nigeria
Union Bank of Nigeria (issuer Merrill Lynch International & Co.), Expiration Date 10/4/2010* (Cost $46,979)	131,777	47,500

Exchange Traded Fund 5.0%
Japan
iShares MSCI Japan Index Fund (Cost $23,942,069)	1,945,921	20,743,518
Securities Lending Collateral 2.2%
Daily Assets Fund institutional, 2.79% (c) (d) (Cost $9,385,210)	9,385,210	9,385,210
Cash Equivalents 5.1%
Cash Management QP Trust, 2.38% (c) (Cost $21,286,868)	21,286,868	21,286,868
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $460,464,830) †	101.1	424,519,306
Other Assets and Liabilities, Net	(1.1)	(4,586,830)

Net Assets	100.0	419,932,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $463,441,405. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $38,922,099. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,701,537 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $69,623,636.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $8,945,445 which is 2.1% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International

At September 30, 2008, the DWS International VIP had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks and Participatory Note
Financials	81,417,089	21.8%
Health Care	58,162,437	15.6%
Energy	52,169,204	14.0%
Consumer Staples	39,654,255	10.6%
Telecommunication Services	31,454,632	8.4%
Industrials	27,646,668	7.4%
Information Technology	25,875,365	6.9%
Utilities	24,850,238	6.7%
Materials	19,958,278	5.4%
Consumer Discretionary	11,915,544	3.2%
Total	373,103,710	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 71,933,375
Level 2	352,585,931
Level 3	-
Total	$ 424,519,306

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008